Intangible assets	12 Months Ended
Mar. 31, 2023
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Intangible assets
6.	Intangible assets

Intangible assets comprise the following:

	March 31, 202 3	March 31, 202 2
Goodwill	-	-
Other intangible assets	622,688	634,730
	622,688	634,730

(i) Goodwill

The following table presents the changes in goodwill during the years ended March 31, 2023 and 2022

Particulars	March 31, 2023	March 31, 2022
Balance at the beginning of the year	-	14,595
Effect of movement in exchange rates	-	-
Impairment loss recognized during the year	-	(14,595)
Net carrying amount of goodwill	-	-

The amount of goodwill and impairment loss as of March 31, 2022 has been allocated to Digital Services segment.

During the year, the company has discontinued the current affairs and sports channel of its portal sify.com pursuant to notification from the Government of India regulating the entities which have FDI of more than 49% to carry content relating to current affairs and sports. Consequently the eyeballs to the site would come down and hence the goodwill associated to this business has been impaired.

(ii) Other intangibles

The following table presents the changes in intangible assets during
the years ended March 31, 2023
 and
 2022.

	Bandwidth Capacity	Software	License fees	Total

(A) Cost
Balance as of April 0 1, 202 1	736,388	1,578,234	78,000	2,392,622
Acquisitions during the year	-	325,471	-	325,471
Disposals during the year	-	-	-	-
Balance as of March 31, 202 2	736,388	1,903,704	78,000	2,718,093
Acquisitions during the year	36,900	383,476	-	420,376
Adjustment	-	-	-	-
Disposals during the year	-	-	-	-
Balance as of March 31, 2023	773,288	2,287,180	78,000	3,138,468

(B) Amortization
Balance as of April 0 1, 202 1	512,695	1,159,647	40,289	1,712,631
Amortization for the year	74,483	293,299	3,150	370,932
Impairment loss on intangibles
Balance as of March 31, 202 2	587,178	1,452,946	43,439	2,083,363
Amortization for the year	95,319	333,935	3,163	432,417
Impairment loss on intangibles
Balance as of March 31, 2023	682,497	1,786,681	46,602	2,515,780

(C) Carrying amounts
As of April 0 1, 202 1	223,693	418,587	37,711	679,991
As of March 31, 202 2	149,210	450,958	34,561	634,730
As of March 31, 2023	90,791	500,499	31,398	622,688
Intangible assets that were fully impaired / amortised were removed from the block.

Capital commitments

The Company had not committed to spend any amount under agreements to purchase intangible assets during the year ending March 31, 2023
 and
 2022.